Document and Entity Information	Oct. 14, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2021
Entity Registrant Name	Simply, Inc.
Entity Central Index Key	0001274032
Entity Emerging Growth Company	false
Entity File Number	001-32217
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	33-0599368
Entity Address, Address Line One	2001 NW 84th Avenue
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33122
City Area Code	786
Local Phone Number	254-6709
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SIMP
Security Exchange Name	NONE